Share-based Compensation (Narrative of Nonvested Shares) (Details) (CNY)	1 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended	23 Months Ended	1 Months Ended
	Jan. 31, 2010 Young Vision [Member]	Jan. 31, 2006 Young Vision [Member]	Dec. 31, 2012 Nonvested shares [Member]	Dec. 31, 2011 Nonvested shares [Member]	Dec. 31, 2010 Nonvested shares [Member]	Jan. 31, 2010 Nonvested shares [Member] 2006 Share Plan [Member]	Dec. 31, 2012 Nonvested shares [Member] 2006 Share Plan [Member]	Jan. 01, 2008 Nonvested shares [Member] 2006 Share Plan [Member]	Feb. 28, 2011 Nonvested shares [Member] 2006 Share Plan [Member] Sino Honor Limited [Member]	Feb. 28, 2011 Nonvested shares [Member] 2006 Share Plan [Member] Strengthen Goal Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares designated as equity pool		18,086,101
Nonvested shares granted			4,845,877	3,255,976	1,670,000			9,951,000
Nonvested shares, Shares, Issued During Period	3,517,544					3,517,544
Ordinary Shares In Equity Pool, Transferred between shareholders									11,826,000	5,550,654
Nonvested shares granted, Vesting Rights							The nonvested shares granted under the 2006 Share Plan shall vest (i) 15 per cent of the aggregate number of shares 12 months after the start of vesting period; (ii) 20 per cent of the aggregate number of shares 24 months after the start of vesting period; (iii) 30 per cent of the aggregate number of shares so granted 36 months after the start of vesting period; and (iv) 35 per cent of the aggregate number of Shares 48 months after the start of vesting period.
Nonvested shares granted, Repurchase Arrangement							(a) in all, on or before the second anniversary of the start of vesting period; (b) 50% of otherwise vested nonvested shares, after the second anniversary but before the fourth anniversary of the start of vesting period; or (c) no shares, after the fourth anniversary of the start of vesting period.
Aggregate repurchase price of nonvested shares under Repurchase Arrangement							1.00